Expense Example - PIMCO All Asset Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	I-3 1 Year	I-3 3 Years	I-3 5 Years	I-3 10 Years	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years
USD ($)	93	311	546	1,222	104	342	600	1,338	109	369	649	1,448	119	389	680	1,509	509	809	1,132	2,043	315	681	1,174	2,532	164	528	917	2,007